Securities (Reconciliation from Amortized Cost to Estimated Fair Value of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 52,869	$ 59,838
Available-for-sale securities, Gross Unrealized Gains	679	821
Available-for-sale securities, Gross Unrealized Losses	(683)	(586)
Available-for-sale securities, Estimated Fair Value	52,865	60,073
Securities held-to-maturity, Amortized cost	18,471	20,009
Securities held-to-maturity, Unrecognized Holding Gains	328	501
Securities held-to-maturity, Unrecognized Holding Losses	(192)	(229)
Securities held-to-maturity, Estimated Fair Value	18,607	20,281
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	6,649	4,711
Available-for-sale securities, Gross Unrealized Losses	(68)	(93)
Available-for-sale securities, Estimated Fair Value	6,581	4,618
Securities held-to-maturity, Amortized cost	3,988	4,440
Securities held-to-maturity, Unrecognized Holding Losses	(87)	(124)
Securities held-to-maturity, Estimated Fair Value	3,901	4,316
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	10,625	11,055
Available-for-sale securities, Gross Unrealized Gains	159	112
Available-for-sale securities, Gross Unrealized Losses	(2)	(35)
Available-for-sale securities, Estimated Fair Value	10,782	11,132
Securities held-to-maturity, Amortized cost	2,364	2,417
Securities held-to-maturity, Unrecognized Holding Gains	187	277
Securities held-to-maturity, Unrecognized Holding Losses	(1)
Securities held-to-maturity, Estimated Fair Value	2,550	2,694
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	26,191	33,884
Available-for-sale securities, Gross Unrealized Gains	449	646
Available-for-sale securities, Gross Unrealized Losses	(201)	(147)
Available-for-sale securities, Estimated Fair Value	26,439	34,383
Securities held-to-maturity, Amortized cost	6,232	8,164
Securities held-to-maturity, Unrecognized Holding Gains	141	211
Securities held-to-maturity, Unrecognized Holding Losses	(28)	(29)
Securities held-to-maturity, Estimated Fair Value	6,345	8,346
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Securities held-to-maturity, Amortized cost	3,902	4,005
Securities held-to-maturity, Unrecognized Holding Gains		13
Securities held-to-maturity, Unrecognized Holding Losses	(62)	(53)
Securities held-to-maturity, Estimated Fair Value	3,840	3,965
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	9,404	10,188
Available-for-sale securities, Gross Unrealized Gains	71	63
Available-for-sale securities, Gross Unrealized Losses	(412)	(311)
Available-for-sale securities, Estimated Fair Value	9,063	9,940
Securities held-to-maturity, Amortized cost	1,985	983
Securities held-to-maturity, Unrecognized Holding Losses	(14)	(23)
Securities held-to-maturity, Estimated Fair Value	1,971	960
Parent Company Only [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Estimated Fair Value	$ 216	$ 198